Business Combinations - Summary of Business Acquisition Financial Results Included in the Consolidated Statement of Income (Detail) - MUFG Union Bank [Member] $ in Millions	1 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Net interest income	$ 255
Noninterest income	(38)
Net income loss	$ (562)